Deferred Tax Assets And Deferred Tax Liabilities - Summary of Net Balances of Deferred Tax Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets and liabilities [abstract]
Deferred Tax Assets Offset Amount	¥ (2,090,167)	¥ (1,565,356)
Deferred tax assets, Balance after offsetting	6,978,651	6,773,586
Deferred Tax Liabilities, Offset Amount	2,090,167	1,565,356
Deferred tax liabilities, Balance after offsetting	¥ (297,931)	¥ (333,560)